SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Segment asset	$ 75,232,436	$ 49,262,838
Diamond Trading [Member]
Segment Reporting Information [Line Items]
Segment asset	10,672,436	33,029,615
Gold Value [Member]
Segment Reporting Information [Line Items]
Segment asset	64,560,000
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Segment asset		114,900
Information Service [Member]
Segment Reporting Information [Line Items]
Segment asset		2,507,120
Corporate And Unallocated [Member]
Segment Reporting Information [Line Items]
Segment asset		$ 13,611,203